Shareholder’s Equity (Details) - USD ($)			12 Months Ended
		May 12, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 06, 2024	Mar. 23, 2023
Shareholder’s Equity [Line Items]
Common stock, par value (in Dollars per share)						$ 4
Statutory surplus reserve percentage			10.00%
Registered capital percentage			50.00%
Statutory reserve (in Dollars)			$ 89,685	$ 89,685
Share-based compensation expense (in Dollars)			2,945,495
Consolidated net assets (in Dollars)			$ 772,612	458,016
PRC [Member]
Shareholder’s Equity [Line Items]
Statutory surplus reserve percentage			10.00%
Registered capital percentage			50.00%
Common Class A [Member]
Shareholder’s Equity [Line Items]
Authorized share capital (in Dollars)	[1]		$ 938	$ 658
Share authorized	[1]		400,000,000	400,000,000
Common stock, par value (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
Common share outstanding	[1]		6,582,000	9,382,000
Common share issued	[1]		6,582,000	9,382,000
Number of vote			1
Common Class A [Member] | Shareholders [Member]
Shareholder’s Equity [Line Items]
Common share outstanding							4,332,000
Common share issued							4,332,000
Class B Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Authorized share capital (in Dollars)	[1]		$ 767	$ 767
Share authorized	[1]		100,000,000	100,000,000
Common stock, par value (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
Common share outstanding	[1]		7,668,000	7,668,000
Common share issued	[1]		7,668,000	7,668,000
Number of vote			20
Class B Ordinary Shares [Member] | Shareholders [Member]
Shareholder’s Equity [Line Items]
Common share outstanding							7,668,000
Common share issued							7,668,000
First Grant [Member] | Common Class A [Member]
Shareholder’s Equity [Line Items]
Granted shares		1,800,000
Vested shares		1,800,000
Period eligible to receive consultant services		24 months
Second Grant [Member] | Common Class A [Member]
Shareholder’s Equity [Line Items]
Granted shares		1,000,000
Vested shares		1,000,000
Period eligible to receive consultant services		24 months
Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Authorized share capital (in Dollars)			$ 50,000
Share authorized			500,000,000
Ordinary Shares [Member] | Common Class A [Member]
Shareholder’s Equity [Line Items]
Common share outstanding						2,250,000
Common share issued		2,800,000	9,382,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Common share outstanding			7,668,000

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.